Summary of Significant Accounting Policies - Revenue Recognition-ASC 606 (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Assets
Current assets	$ 394,676,000		$ 432,195,000
Non-current assets	183,267,000
Total assets	577,943,000		597,932,000
Current liabilities
Other payables, accruals and advance receipts	49,669,000		40,953,000
Deferred revenue	3,753,000		1,295,000
Other current liabilities	31,162,000
Total current liabilities	84,584,000		104,600,000
Deferred revenue	924,000		809,000
Other non-current liabilities	34,590,000
Total liabilities	120,098,000		112,966,000
Company's shareholders' equity
Accumulated losses	(140,890,000)		(107,104,000)
Accumulated other comprehensive income	8,571,000		5,430,000
Other shareholders' equity	564,050,000
Total Company's shareholders' equity	431,731,000		461,733,000
Non-controlling interests	26,114,000		23,233,000
Total shareholders' equity	457,845,000	$ 211,501,000	484,966,000	$ 204,060,000
Total liabilities and shareholders' equity	577,943,000		597,932,000
Condensed Consolidated Statement of Operations
Total revenues	102,189,000	126,584,000
Total operating expense	(155,872,000)	(142,649,000)
Loss from operations	(53,683,000)	(16,065,000)
Total other income	3,188,000	(673,000)
Loss before income taxes and equity in earnings of equity investees	(50,495,000)	(16,738,000)
Income tax expense	(2,680,000)	(1,846,000)
Equity in earnings of equity investees, net of tax	23,050,000	22,269,000
Net (loss)/income	(30,125,000)	3,685,000
Less: Net income attributable to non-controlling interests	(2,566,000)	(2,003,000)
Net (loss)/income attributable to the Company	(32,691,000)	1,682,000
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(30,125,000)	3,685,000
Other comprehensive income	3,445,000
Total comprehensive (loss)/income	(26,680,000)	6,993,000
Less: Comprehensive income attributable to non-controlling interests	(2,870,000)	(2,367,000)
Total comprehensive (loss)/income attributable to the Company	(29,550,000)	4,626,000
Condensed Consolidated Statements of Cash Flows
Net cash (used in)/generated from operating activities	(18,596,000)	19,422,000
Net cash (used in)/generated from investing activities	15,787,000	14,225,000
Net cash (used in)/generated from financing activities	$ (7,842,000)	(1,243,000)
Minimum
Condensed Consolidated Statements of Cash Flows
Payment terms	45 days
Maximum
Condensed Consolidated Statements of Cash Flows
Payment terms	180 days
Accumulated Losses
Company's shareholders' equity
Total shareholders' equity	$ (140,890,000)	(78,685,000)	(107,104,000)	$ (80,357,000)
Condensed Consolidated Statement of Operations
Net (loss)/income	(32,691,000)	1,682,000
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(32,691,000)	$ 1,682,000
ASU 2014-09
Cumulative adjustment to opening accumulated losses upon adoption			(1,083,000)
ASU 2014-09 | Adjustments
Current liabilities
Other payables, accruals and advance receipts	1,754,000
Deferred revenue	(2,434,000)
Total current liabilities	(680,000)
Deferred revenue	(267,000)
Total liabilities	(947,000)
Company's shareholders' equity
Accumulated losses	916,000
Accumulated other comprehensive income	28,000
Total Company's shareholders' equity	944,000
Non-controlling interests	3,000
Total shareholders' equity	947,000
Condensed Consolidated Statement of Operations
Total revenues	(164,000)
Loss from operations	(164,000)
Loss before income taxes and equity in earnings of equity investees	(164,000)
Net (loss)/income	(164,000)
Net (loss)/income attributable to the Company	(164,000)
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(164,000)
Other comprehensive income	28,000
Total comprehensive (loss)/income	(136,000)
Total comprehensive (loss)/income attributable to the Company	(136,000)
Condensed Consolidated Statements of Cash Flows
Net cash (used in)/generated from operating activities	0
Net cash (used in)/generated from investing activities	0
Net cash (used in)/generated from financing activities	0
ASU 2014-09 | ASC 605
Assets
Current assets	394,676,000
Non-current assets	183,267,000
Total assets	577,943,000
Current liabilities
Other payables, accruals and advance receipts	51,423,000
Deferred revenue	1,319,000
Other current liabilities	31,162,000
Total current liabilities	83,904,000
Deferred revenue	657,000
Other non-current liabilities	34,590,000
Total liabilities	119,151,000
Company's shareholders' equity
Accumulated losses	(139,974,000)
Accumulated other comprehensive income	8,599,000
Other shareholders' equity	564,050,000
Total Company's shareholders' equity	432,675,000
Non-controlling interests	26,117,000
Total shareholders' equity	458,792,000
Total liabilities and shareholders' equity	577,943,000
Condensed Consolidated Statement of Operations
Total revenues	102,025,000
Total operating expense	(155,872,000)
Loss from operations	(53,847,000)
Total other income	3,188,000
Loss before income taxes and equity in earnings of equity investees	(50,659,000)
Income tax expense	(2,680,000)
Equity in earnings of equity investees, net of tax	23,050,000
Net (loss)/income	(30,289,000)
Less: Net income attributable to non-controlling interests	(2,566,000)
Net (loss)/income attributable to the Company	(32,855,000)
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(30,289,000)
Other comprehensive income	3,473,000
Total comprehensive (loss)/income	(26,816,000)
Less: Comprehensive income attributable to non-controlling interests	(2,870,000)
Total comprehensive (loss)/income attributable to the Company	$ (29,686,000)
ASU 2014-09 | Accumulated Losses
Cumulative adjustment to opening accumulated losses upon adoption			$ (1,080,000)